Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share
Schedule of reconcilation of basic and diluted earning per share
	For the years ended December 31,
	2024	2023	2022
Net income (loss) attributable to common shareholders of Tantech Holdings Ltd.	$(3,241,770)	$5,582,847	$3,021,069
Weighted average shares Outstanding - Basic	423,174	69,186	24,923
Dilutive securities -Unexercised warrants	-	-	231
Weighted average shares outstanding –Diluted	423,174	69,186	25,154
earnings (loss) per share - Basic	$(7.66)	$80.69	$121.21
Earnings (loss) per share – Diluted	$(7.66)	$80.69	$120.10